Trade Payables	12 Months Ended
Jun. 30, 2023
Trade Payables [Abstract]
TRADE PAYABLES
11.	TRADE PAYABLES

	30 June 2023	30 June 2022
	RM	RM
Current
Trade payables
- Third parties	7,102,712	699,495

(a)	Trade payables are classified as financial liabilities measured at amortised cost.

(b)	Trade payables are non-interest bearing and the normal trade credit terms granted to the Group range from 30 to 210 days. (30.06.2022: 30 to 210 days).

(c)	The maturity profile of the trade payables of the Group at the end of the reporting period based on contractual undiscounted repayment obligations is repayable on demand or within one (1) year.